ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Mar. 31, 2019
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

Ruhnn Holding Limited

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

	As of March 31,
	2018	2019
	RMB	RMB	US$
			(Note 2(f))
ASSETS
Current assets:
Cash and cash equivalents	—	914	136
Advances to suppliers	—	553,469	82,470
Total current assets	—	554,383	82,606
Amounts due from related parties	—	1,716,667	255,791
Intangible assets, net	—	101,283,333	15,091,687
TOTAL ASSETS	—	103,554,383	15,430,084
LIABILITIES AND SHAREHOLERS' DEFICIT
Current liabilities :
Amounts due to related parties	—	9,143,102	1,362,365
Total current liabilities	—	9,143,102	1,362,365
Deficits of investments in subsidiaries and consolidated VIEs	152,502,193	185,001,285	27,566,051
Total liabilities	152,502,193	194,144,387	28,928,416
Shareholders' deficit:
Ordinary shares (US$0.000000001 par value; nil and 1,000,000,000 shares authorized, nil and 363,572,659 shares issued and outstanding as of March 31, 2018 and 2019)	—	6	1
Additional paid in capital	6,886,900	701,040,669	104,458,319
Subscription receivable	—	(558,995,348)	(83,292,906)
Accumulated deficit	(159,389,093)	(232,635,331)	(34,663,746)
Total shareholders' deficit	(152,502,193)	(90,590,004)	(13,498,332)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	—	103,554,383	15,430,084

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

Ruhnn Holding Limited

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the years ended March 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				(Note 2(f))
Operating expenses:
General and administrative	—	—	(98,241)	(14,639)
Loss from operations			(98,241)	(14,639)
Foreign exchange gain (loss)	—	—	82	12
Equity in losses of subsidiaries and consolidated VIEs	(55,383,671)	(104,005,422)	(73,148,079)	(10,899,403)
Net loss	(55,383,671)	(104,005,422)	(73,246,238)	(10,914,030)
Other comprehensive loss:
Foreign currency translation adjustments	—	—	—	—
Comprehensive loss	(55,383,671)	(104,005,422)	(73,246,238)	(10,914,030)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

Ruhnn Holding Limited

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

	For the years ended March 31,
	2017	2018	2019
				US$
	RMB	RMB	RMB	(Note 2(f))
Net cash provided by operating activities	—	—	908	135
Net cash provided by financing activities	—	—	6	1
Net increase in cash and cash equivalents	—	—	914	136
Cash and cash equivalents at beginning of year	—	—	—	—
Cash and cash equivalents at end of year	—	—	914	136

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

Ruhnn Holding Limited

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO SCHEDULE I

1.

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for the parent's investments in its subsidiaries. Such investments in subsidiaries are presented on the condensed balance sheets as Deficits of investments in subsidiaries and consolidated VIEs and the losses of the subsidiaries is presented as Equity in losses of subsidiaries and VIEs on the condensed statements of comprehensive loss. For the purpose of Schedule 1, the parent company has continued to reflect its share, based on its proportionate interest, the losses of subsidiaries and consolidated VIEs regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the parent company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4.

For the years ended March 31, 2018 and 2019, there are no material contingencies, mandatory dividend, significant provisions for long-term obligations or guarantees of the parent company, except for those which have separately disclosed in the consolidated financial statements.

5.

Translations of balances in the additional financial information of the financial statements schedule I from RMB into US$ as of and for the year ended March 29, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.7112, as set forth H.10 statistical release of the Board of Governors of the Federal Reserve System. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on March 29, 2019, or at any other rate.

6.

The restrictions of net assets in the Group’s consolidated subsidiaries only apply after the incorporation of Ruhnn Holding Limited which was on May 11, 2018. The prior periods were presented in accordance with Note 2 for comparative purposes. See Note 1 of the Group’s audited combined and consolidated financial statements for the history of the Group and the equity restructuring transactions that formed Ruhnn Holding Limited.